Related Party Transactions	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS

a) Transactions with Golar Partners and subsidiaries:

Net revenues (expenses): The transactions with Golar Partners and its subsidiaries for the nine months ended September 30, 2018 and 2017 consisted of the following:

	Nine Months Ended September 30,
(in thousands of $)	2018	2017
Management and administrative services revenue (a)	5,777	5,066
Ship management fees revenue (b)	3,900	4,030
Charterhire expense (c)	—	(14,908)
Interest expense on deposits payable (d)	(4,779)	(2,535)
Share options expense recharge (e)	—	95
Total	4,898	(8,252)

Payables: The balances with Golar Partners and its subsidiaries as of September 30, 2018 and December 31, 2017 consisted of the following:

(in thousands of $)	September 30, 2018	December 31, 2017
Deposit payable (d)	—	(177,247)
Methane Princess security lease deposit movement (f)	(2,988)	(3,464)
Trading balances due from (owing to) Golar Partners and affiliates (g)	12,928	(4,144)
Total	9,940	(184,855)

a)
Management and administrative services agreement - On March 30, 2011, Golar Partners entered into a management and administrative services agreement with Golar Management Limited ("Golar Management"), a wholly-owned subsidiary of Golar, pursuant to which Golar Management will provide to Golar Partners certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. Golar Partners may terminate the agreement by providing 120 days written notice.

b)
Ship management fees - Golar and certain of its affiliates charge ship management fees to Golar Partners for the provision of technical and commercial management of Golar Partners' vessels. Each of Golar Partners’ vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by Golar Management. Golar Partners may terminate these agreements by providing 30 days written notice.

c)
Charterhire expenses - For the nine months ended September 30, 2017, this consists of charterhire expenses that we incurred for the charter back from Golar Partners of the Golar Grand, less any time charter revenues that Golar Partners generated through subleasing the Golar Grand from Golar during the period. On November 1, 2017, the Golar Grand arrangement concluded.

d)	Interest expense on deposits payable

Expense under Tundra Letter Agreement - In May 2016, we completed the Golar Tundra Sale and received a total cash consideration of $107.2 million. We agreed to pay Golar Partners a daily fee plus operating expenses for the right to use the Golar Tundra from the date the Golar Tundra Sale was closed, until the date that the vessel would commence operations under the Golar Tundra Time Charter. In return, Golar Partners agreed to remit to us any hire income received with respect to the Golar Tundra during that period. It was further agreed that, if for any reason the Golar Tundra Time Charter had not commenced by the 12 month anniversary of the closing of the Golar Tundra Sale, Golar Partners had the right to require that we repurchase the shares of Tundra Corp at a price equal to the purchase price. Accordingly, by virtue of the put option, which was exercised by Golar Partners in May 2017, we continued to consolidate the Golar Tundra for the periods whilst the put option remained in place, thus we have accounted for $nil and $2.1 million as interest expense for the nine months ended September 30, 2018 and 2017, respectively.

Deferred purchase price - In May 2017, the Golar Tundra had not commenced her charter and, accordingly, Golar Partners elected to exercise the Tundra Put Right to require us to repurchase Tundra Corp at a price equal to the original purchase price. In connection with Golar Partners exercising the Tundra Put Right, we and Golar Partners entered into an agreement pursuant to which we agreed to purchase Tundra Corp from Golar Partners on the date of the closing of the Tundra Put Sale (the "Put Sale Closing Date") in return we will be required to pay an amount equal to $107.2 million (the "Deferred Purchase Price") plus an additional amount equal to 5% per annum of the Deferred Purchase Price (the "Additional Amount"). The Deferred Purchase Price and the Additional Amount shall be due and payable by us on the date of the closing of the Hilli Disposal (see below). We agreed to accept the Deferred Purchase Price and the Additional Amount in lieu of a cash receipt on the Put Sale Closing Date in return we have provided Golar Partners with an option (which Golar Partners have exercised) to purchase an interest in Hilli Corp. We have accounted for $2.9 million and $nil as interest expense for the nine months ended September 30, 2018 and 2017, respectively, in relation to the Deferred Purchase Price.

Deposit received from Golar Partners - On August 15, 2017, we entered into the Hilli Sale Agreement with Golar Partners for the Hilli Disposal from the Sellers of the Hilli Common Units in Hilli LLC. On the Closing Date of the Hilli Disposal, Hilli LLC will be the disponent owner of the Hilli. The Disposal Interests represent the equivalent of 50% of the two liquefaction trains, out of a total of four, that are contracted to Perenco and SNH under an eight-year LTA. The sale price for the Disposal Interests is $658 million less 50% of the net lease obligations under the financing facility for the Hilli (the "Hilli Facility") on closing date, plus post-closing purchase price adjustments. Concurrently with the execution of the Hilli Sale Agreement, we received a further $70 million deposit from Golar Partners, upon which we pay interest at a rate of 5% per annum. We have accounted for $1.9 million and $0.4 million as interest expense for the nine months ended September 30, 2018 and 2017, respectively, in relation to the $70 million deposit from Golar Partners.

On July 12, 2018, we concluded the Hilli Disposal with Golar Partners, accordingly we applied the Deferred Purchase Price as well as the deposit received from Golar Partners against the disposal.

e)
Share options expense - This relates to a recharge of share option expense to Golar Partners in relation to share options in Golar granted to certain of Golar Partners directors, officers and employees.

f)
Methane Princess Lease security deposit movements - This represents net advances from Golar Partners since its IPO, which correspond with the net release of funds from the security deposits held relating to the Methane Princess Lease. This is in connection with the Methane Princess tax lease indemnity provided to Golar Partners under the Omnibus Agreement. Accordingly, these amounts will be settled as part of the eventual termination of the Methane Princess Lease.

g)
Trading balances - Receivables and payables with Golar Partners and its subsidiaries are comprised primarily of unpaid management fees, interest expense and expenses for management, advisory and administrative services and may include working capital adjustments in respect of disposals to the Partnership, as well as charterhire expenses. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances owing to or due from Golar Partners and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to amounts that arose due to the Hilli Disposal, recharges for trading expenses paid on behalf of Golar Partners, including ship management and administrative service fees due to us.

h)
Distributions from Golar Partners, net - During the nine months ended September 30, 2018 and 2017, we received total distributions from Golar Partners of $39.3 million and $38.5 million, respectively in respect of the common units and general partner units owned by us. We have a dividend payable of $1.9 million during the nine months ended September 30, 2018 from Hilli LLC in respect of the common units owned by Golar Partners.

Indemnifications and guarantees:

Hilli cost indemnification

We (as one of the Sellers) have agreed to indemnify Golar Partners for certain costs incurred in Hilli operations until August 14, 2025, when these costs exceed a contractual ceiling, capped at $20 million. Costs indemnified include vessel operating expenses, taxes, maintenance expenses, employee compensation and benefits, and capital expenditures.

b) Transactions with Golar Power and affiliates:

Net revenues: The transactions with Golar Power and its affiliates for the nine months ended September 30, 2018 and 2017 consisted of the following:

	Nine Months Ended September 30,
(in thousands of $)	2018	2017
Management and administrative services revenue	3,640	3,470
Ship management fees income	1,050	552
Debt guarantee compensation (a)	539	592
Other	(247)	67
Total	4,982	4,681

Payables: The balances with Golar Power and its affiliates as of September 30, 2018 and December 31, 2017 consisted of the following:

(in thousands of $)	September 30, 2018	December 31, 2017
Trading balances due to Golar Power and affiliates (b)	(6,571)	(935)
Total	(6,571)	(935)

a)
Debt guarantee compensation - In connection with the closing of the formation of the joint venture Golar Power with Stonepeak, Golar Power entered into agreements to compensate Golar in relation to certain debt guarantees relating to Golar Power and its subsidiaries. This compensation amounted to an aggregate of $0.5 million and $0.6 million income for the nine months ended September 30, 2018 and 2017, respectively.

b)
Trading balances - Receivables and payables with Golar Power and its subsidiaries are comprised primarily of unpaid management fees, charterhire expenses, advisory and administrative services and may include working capital adjustments in connection with the initial formation of the joint venture and transaction with Stonepeak. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances owing to or due from Golar Power and its subsidiaries are unsecured, interest-free and intended to be settled in the ordinary course of business. They primarily relate to recharges for trading expenses paid on behalf of Golar Power, including ship management and administrative service fees due to us.

Indemnifications and guarantees:

Debt guarantees provided on behalf of Golar Power and its affiliates

During the quarter, Golar issued a debt guarantee to a third party bank in respect of certain secured debt facilities relating to Golar Power and its affiliates. The fair value of the debt guarantee liability, which is recorded in "Other non-current liabilities" and "Other current liabilities", is being amortized over the remaining term of the respective debt facilities with the credit being recognized in "Other financial items, net". As of September 30, 2018, the Company guaranteed $235.5 million of Golar Power's short and long-term debt obligations. The debt facilities are secured against the respective vessel.

c) Transactions with OneLNG and subsidiaries:

Net revenues: The transactions with OneLNG and its subsidiaries for the nine months ended September 30, 2018 and 2017 consisted of the following:

	Nine Months Ended September 30,
(in thousands of $)	2018	2017
Management and administrative services revenue	1,399	3,797
Total	1,399	3,797

Receivables: The balances with OneLNG and its subsidiaries as of September 30, 2018 and December 31, 2017 consisted of the following:

(in thousands of $)	September 30, 2018	December 31, 2017
Trading balances due from OneLNG (a)	8,169	7,898
Total	8,169	7,898

a)
Trading balances - Receivables and payables with One LNG and its subsidiaries are comprised primarily of unpaid management fees, charterhire expenses, advisory and administrative services. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa. Receivables and payables are generally settled quarterly in arrears. Trading balances owing to or due from OneLNG are unsecured, interest-free and intended to be settled in the ordinary course of business.

Subsequent to the decision to dissolve OneLNG, we have written off $12.7 million of the trading balance with OneLNG as we deem it to be no longer recoverable. The trade receivables of $8.2 million is net of this provision.

d) Transactions with the Cool Pool:

The table below summarizes our earnings generated from our participation in the Cool Pool:

	Nine Months Ended September 30,
(in thousands of $)	2018	2017
Time and voyage charter revenues	104,842	45,097
Time charter revenues - collaborative arrangement	36,182	17,016
Voyage, charterhire and commission expenses	(10,969)	(6,932)
Voyage, charterhire and commission expenses - collaborative arrangement	(50,434)	(21,191)
Net income from the Cool Pool	79,621	33,990

Receivables from other related parties:

(in thousands of $)	September 30, 2018	December 31, 2017
Cool Pool (a)	16,839	14,004
	16,839	14,004

a)
Trade accounts receivable includes amounts due from the Cool Pool arising from our collaborative arrangement, amounting to $16.8 million as of September 30, 2018 (December 31, 2017: $14.0 million). From our participation in the Cool Pool, we recognized net income of $79.6 million and $34.0 million for the nine months ended September 30, 2018 and 2017, respectively.